Summary of Future Minimum Payments Receivable Under Container Leaseback Financing Receivable (Parenthetical) (Detail) - Customer	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Lessor Lease Description [Line Items]
Number of customers represent container leaseback financing receivable portfolio	1	1
Customer One
Lessor Lease Description [Line Items]
Percentage of container leaseback financing receivable portfolio	95.90%	90.60%